UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2011

Date of reporting period: 06/30/2011

ITEM 1.

REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended June 30, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

SMH Representation Trust

June 30, 2011

Mutual Fund Series Trust

(Formerly known as Catalyst Funds)

c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

Letter to SMH Representation Trust Shareholders

Fiscal Year Ended June 30, 2011

Dear Shareholders,

The past year continued to provide generally consistent positive returns as we captured interest income and capital gains from trading activities. Consumer sentiment turned bearish at times throughout the year as investors pulled some profits and high yield experiences some outflows. The decreasing yields on treasuries and high quality fixed income, has continued to make the high yield asset class a haven. Even those investors, who were once unfamiliar with high yield characteristics and solid long term track record, are taking notice in these difficult times in the market. Fortunately, interest yields remained strong for us in high yield and spreads continue to be attractive. Refinancing of bond issues is occurring and the new issue market remains abundant.  Default rates are continuing to decline and companies overall are building up additional cash reserves.

	Year Ended 06/30/11(1)	Since Inception 05/24/10
SMH Representation Trust	18.73%	18.06%
Merrill Lynch US Cash Pay High Yield Index(2)	15.31%	15.32%

We consistently emphasize the following strategies in an attempt to add returns above interest income.

Company buybacks and tenders

Because our fundamental research starts with companies who have strong balance sheets, some of the holdings were either tendered above par value or bought back by the issuers on the open market. This lead to capital gains ahead of maturity schedule.

Rolling Down the Curve

As the holdings get shorter in maturity, the ‘spread’ also narrows and the yield to maturity lessens –thus the holding experiences a price increase. SMH Capital Advisors, Inc. (“SMHCA”) captures this price increase by selling selected shorter positions and then moving ‘out’ the curve to capture a higher yield to maturity. SMHCA always attempts to keep the entire portfolio in the intermediate duration and maturity range.

High Coupon Defensive Positions

The Portfolio Management Team has increased bonds with 10%+ coupons that it believes are expected to be called in the short to intermediate term. These holdings are relatively stable and provide attractive yield to worst.

As of June 30, 2011, the Fund’s top five holdings were as follows (unaudited):

Sprint Capital Corp., 8.75%, 03/15/2032	5.55%
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/2017	5.36%
Global Industries Ltd., 2.75%, 08/01/2027	5.27%
Ally Financial, Inc., 8.00%, 11/01/2031	5.22%
MGM Resorts International, 11.375%, 03/01/2018	5.12%
Percentages in the above table are based on market value of the Fund’s portfolio as of June 30, 2011 and are subject to change.

As of June 30, 2011, the Fund’s fixed income holdings were divided among economic sectors as follows (unaudited):

Industry
Banks	10.21%	Lodging	10.48%
Business Development Companies	3.31%	Miscellaneous Manufacturing	3.82%
Diversified Financial Services	4.99%	Oil & Gas	11.10%
Diversified Holding Companies	3.65%	Oil & Gas Services	8.01%
Electrical Components & Equipment	4.50%	Telecommunications	15.31%
Energy & Alternate Sources	4.77%	Transportation	0.88%
Entertainment	4.96%	Total Fixed Income:	95.42%
Home Builders	9.43%
		Cash:
		Short-Term Investments	4.58%

		Total Portfolio:	100.00%
Percentages in the above table are based on market value of the Fund’s portfolio as of June 30, 2011 and are subject to change.

Below are examples of a few holdings that performed well for the period to illustrate the SMHCA discipline. The factors used to determine performance are percentage of allocation and price movement.

Capmark Financial

MGM Mirage

Brigham Exploration

Callon Petroleum

American Casino

As is most always the case, the largest contributions come from the companies fundamentally making positive changes which lead to returns above the general high yield market (and indices). This is exactly how our discipline seeks to add ‘alpha’ over a cycle.

Most holdings in the Fund performed positively, however, there were some holdings that resulted in unrealized losses, thus affecting net asset value. One example of this continues to be Energy Conversion Devices. In addition to the decline in oil prices, this solar panel manufacturer re-aligned its business to commercial from residential which created a softening in price. While there is no guarantee, it has been the experience of the Portfolio Management Team that many times these types of companies affect performance in the short run but ultimately turn positive over the long-term.

1 The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month end can be obtained by calling 1-866-447-4228. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2 The Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. As with any fund, save an index fund, that commonly compares its performance to the Merrill Lynch US Cash Pay High Yield Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the SMH Representation Trust, which will not invest in certain securities comprising this index.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please call 1-866-447-4228. Please read the prospectus carefully before investing.

SMH REPRESENTATION TRUST

The percentage in the above graph is based on the portfolio holdings of the Fund as of June 30, 2011 and are subject to change.

SMH REPRESENTATION TRUST

June 30, 2011 (Unaudited)

   ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE SMH REPRESENTATION TRUST AND THE MERRILL LYNCH US CASH PAY HIGH YIELD INDEX

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,008
$11,700
5/24/2010
5/31/2010
6/30/2010
7/31/2010
8/31/2010
9/30/2010
10/31/2010
11/30/2010
12/31/2010
1/31/2011
2/28/2011
3/31/2011
4/30/2011
5/31/2011
6/30/2011
SMH Representation Trust
Merrill Lynch US Cash Pay High Yield Index

Average Annual Total Returns

		Commencement of Operations (1)
	One Year	through June 30, 2011
SMH Representation Trust	18.73%	18.06%
Merrill Lynch US Cash Pay High Yield Index	15.31%	15.32%

(1) SMH Representation Trust commenced operations on May 24, 2010.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-866-447-4228.

The above graph depicts the performance of the SMH Representation Trust versus the Merrill Lynch US Cash Pay High Yield Index. The Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Merrill Lynch US Cash Pay High Yield Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the SMH Representation Trust, which will not invest in certain securities comprising this index

SMH REPRESENTATION TRUST

June 30, 2011 (Unaudited)

   ANNUAL REPORT

Total Fund operating expenses ratios as stated in the current Fund prospectus dated November 1, 2010 were as follows:

SMH Representation Trust, gross of fee waivers and expense reimbursements        1.51%

SMH Representation Trust, after waiver and reimbursement                                     0.01%

The Advisor has contractually agreed to waive all fees and/or reimburse all ordinary expenses of the Fund (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) through October 31, 2013 and intends to continue to waive fees and reimburse expenses as long as the Fund is used exclusively for “wrap account” programs. The expense limitation agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. Total Gross Operating Expenses during the fiscal year ended June 30, 2011 were 0.80% for the Fund. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the fiscal year ended June 30, 2011.

SMH REPRESENTATION TRUST

June 30, 2011 (Unaudited)

   ANNUAL REPORT

Information About Your Fund’s Expenses – SMH Representation Trust (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fees imposed by the Fund for certain redemptions by wire; and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual table below illustrates an example investment of $1,000 at the beginning of the year and held for the entire period of 01/01/11 through 06/30/11. The “hypothetical” table assumes an investment made on 01/01/11 and held for the entire period of 01/01/11 through 06/30/11. Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/11). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/11 through 06/30/11

	Beginning	Ending Account
	Account Value	Value	Expenses Paid
Actual Fund Return (in parentheses)	01/01/11	06/30/11	During Period

SMH Representation Trust (+3.31%)	$ 1,000.00	$ 1,033.10	$ 0.00

	Beginning	Ending Account
	Account Value	Value	Expenses Paid
Hypothetical 5% Fund Return	01/01/11	06/30/11	During Period**

SMH Representation Trust	$1,000.00	$1,024.80	0.00

** Expenses are equal to the Fund’s annualized expenses ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

SMH REPRESENTATION TRUST

SCHEDULE OF INVESTMENTS

    ANNUAL REPORT

June 30, 2011

COMMON STOCK - (0.00%)	Shares	Value

Lodging - (0.00%)
Trump Entertainment Resorts, Inc.**†	2,429	$ -
TOTAL COMMON STOCK (Cost $7,362)		-

CONVERTIBLE CORPORATE BONDS - (14.31%)	Principal	Value

Electrical Components & Equipment - (4.43%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	$ 5,588,000	$ 2,961,640

Energy & Alternative Sources- (4.69%)
JA Solar Holdings Co., 4.50%, 05/15/2013	3,405,000	3,132,600

Oil & Gas Services - (5.19%)
Global Industries Ltd., 2.75%, 08/01/2027	4,714,000	3,464,790
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,095,813)		9,559,030

CORPORATE BONDS - (79.57%)

Banks - (10.04%)
CIT Group, Inc., 7.00%, 05/01/2017	3,288,102	3,279,882
Ally Financial, Inc., 8.00%, 11/01/2031	3,211,000	3,429,277
		6,709,159

Business Development Companies - (3.26%)
American Capital Ltd., 7.96%, 12/31/2013	2,150,000	2,178,789

Diversified Financial Services - (4.91%)
Icahn Enterprises, 8.00%, 01/15/2018	3,229,000	3,277,435

Diversified Holding Companies - (3.59%)
Harbinger Group, Inc., 10.625%, 11/15/2015	2,326,000	2,401,595

Entertainment - (4.88%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	3,120,000	3,260,400

Home Builders - (9.28%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	3,178,000	3,170,055
Standard Pacific Corp., 10.75%, 09/15/2016	2,673,000	3,027,173
		6,197,228

Lodging - (10.31%)
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/2017	3,190,000	3,520,962
MGM Resorts International, 11.375%, 03/01/2018	2,999,000	3,366,378
		6,887,340

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

CORPORATE BONDS - (79.57%) (Continued)	Principal	Value

Miscellaneous Manufacturing - (3.76%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	$ 2,455,000	$ 2,510,237

Oil & Gas - (10.92%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015	3,026,000	3,071,390
EXCO Resources, Inc., 7.50%, 09/15/2018	2,107,000	2,049,057
McMoRan Exploration Co., 11.875%, 11/15/2014	2,012,000	2,172,960
		7,293,407

Oil & Gas Services - (2.69%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	1,760,000	1,797,400

Telecommunications - (15.06%)
ITC Deltacom, Inc., 10.50%, 04/01/2016	1,962,000	2,050,290
Level 3 Financing, Inc., 10.00% 02/01/2018	2,068,000	2,220,515
MetroPCS Wireless, Inc., 7.875%, 9/01/2018	2,025,000	2,143,969
Sprint Capital Corp., 8.75%, 03/15/2032	3,368,000	3,645,860
		10,060,634

Transportation - (0.87%)
PHI, Inc., 8.625%, 10/15/2018	555,000	579,975
TOTAL CORPORATE BONDS (Cost $51,263,030)		53,153,599

SHORT-TERM INVESTMENTS - (4.50%)	Shares	Value

Fidelity Institutional Money Market Portfolio, Class I, 0.17%	3,007,650	3,007,650
TOTAL SHORT-TERM INVESTMENTS - (Cost $3,007,650)		3,007,650

TOTAL INVESTMENTS (Cost $64,373,855) - 98.38%		$ 65,720,279

OTHER ASSETS LESS LIABILITIES, NET - 1.62%		1,080,807

NET ASSETS - 100.00%		$ 66,801,086

* Rate shown represents the rate at June 30, 2011, is subject to change and resets daily.

** The security is illiquid; the security represents 0.00% of net assets.

† Non income producing security.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

      ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - June 30, 2011

Assets:
Investments in securities, at value	$65,720,279
Cash	42,785
Receivables:
Capital shares sold	10,252
Interest	1,162,438
Due from Advisor	4,969
Prepaid expenses	13,733
Total assets	66,954,456

Liabilities:
Payables:
Capital shares redeemed	75,788
Distributions payable	51,151
Due to administrator	9,327
Other liabilities and accrued expenses	17,104
Total liabilities	153,370
Net Assets	$66,801,086

Net Assets consist of:
Paid-in capital	$61,991,528
Accumulated net realized gain on investments	3,425,674
Accumulated undistributed net investment income	37,460
Net unrealized appreciation on investments	1,346,424

Total Net Assets	$66,801,086

Investments in securities, at cost	$64,373,855

Net assets	$66,801,086
Shares of beneficial interest outstanding (1)	6,230,079
Net asset value, offering and redemption price per share	$10.72

(1) Unlimited number of shares of beneficial interest authorized, no par value.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

       ANNUAL REPORT

STATEMENT OF OPERATIONS

For the
Year Ended
June 30, 2011

Investment income:
Interest	$5,969,956
Other income	263,450
Total investment income	6,233,406

Expenses:
Management fees	385,534
Accounting and transfer agent fees and expenses	104,558
Registration fees	20,563
Audit fees	14,000
Custody fees	10,721
Compliance officer compensation	7,000
Miscellaneous	6,572
Legal fees	5,017
Pricing fees	4,194
Trustees' fees	2,422
Networking fees	947
Insurance fees	724
Printing fees	311
Total expenses	562,563
Less: fees waived and expenses absorbed (Note 4)	(562,563)
Net expenses	-

Net investment income	6,233,406

Realized and unrealized gain on investments:
Net realized gain on investments	4,642,535
Net change in unrealized appreciation on investments	1,131,332
Net realized and unrealized gain on investments	5,773,867

Net increase in net asset resulting from operations	$12,007,273

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

       ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2011	June 30, 2010 (1)

Increase in Net Assets
Operations:
Net investment income	$6,233,406	$ 525,652
Net realized gain on investments	4,642,535	5,750
Net change in unrealized appreciation on investments	1,131,332	215,092
Net increase in net assets resulting from operations	12,007,273	746,494

Distribution to shareholders from:
Net investment income	(6,281,755)	(525,652)
Net realized capital gains	(1,136,802)	-
Total distributions	(7,418,557)	(525,652)

(Decrease)/increase in net assets from capital share
transactions (Note 2)	(1,285,283)	63,276,811

Total increase in net assets	3,303,433	63,497,653

Net Assets:
Beginning of year/period	63,497,653	-
End of year/period	$66,801,086	$ 63,497,653

Undistributed net investment income	$37,460	$ -

(1) The SMH Representation Trust commenced operations on May 24, 2010.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

       ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per Share Data For a Share Outstanding Throughout each Year/Period

	For the	For the
	Year Ended	Period Ended
	June 30, 2011	June 30, 2010 (1)

Net Asset Value, Beginning of Year/Period	$ 10.03	$ 10.00

Investment Operations:
Net investment income	0.97	0.08
Net realized and unrealized gain on investments	0.88	0.03
Total from investment operations	1.85	0.11

Distributions from:
Net investment income	(0.98)	(0.08)
Net realized gains	(0.18)	-
Total from distributions	(1.16)	(0.08)

Net Asset Value, End of Year/Period	$ 10.72	$ 10.03

Total Return (a)	18.73%	1.14%(c)

Ratios/Supplement Data
Net assets, end of year/period (in 000’s)	$ 66,801	$ 63,498

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.80%	1.50%(b)
After fees waived and expenses absorbed	0.00%	0.00%(b)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	8.09%	7.21%(b)
After fees waived and expenses absorbed	8.89%	8.71%(b)

Portfolio turnover rate	61.17%	6.66%(c)

(1) The SMH Representation Trust commenced operations on May 24, 2010.

(a) Total return in the above table represents the rate that the investors would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(b) Annualized.

(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

    ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), formerly known as Catalyst Funds, was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of seventeen series. These financial statements include the following series: SMH Representation Trust (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment advisor is SMH Capital Advisors, Inc. (the “Advisor” or “SMH”).

The Fund commenced operations on May 24, 2010. The Fund’s investment objective is to provide a high level of current income with capital appreciation as a secondary objective.

The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation —The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

               The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

       ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2011:

Security Classifications	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Common Stock (a)	$ -	$ -	$ -	$ -
Convertible Corporate Bonds (b)	-	9,559,030	-	9,559,030
Corporate Bonds (b)	-	53,153,599	-	53,153,599
Short-Term Investments	-	3,007,650	-	3,007,650
Total	$ -	$ 65,720,279	$ -	$ 65,720,279

(a) For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments.

(b) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Common Stock

Beginning balance June 30, 2010	$ -
Total realized gain/(loss)	-
Change in unrealized depreciation	(7,362)
Cost of purchases	-
Proceeds from sales	-
Net transfers in/(out) of Level 3	7,362
Ending balance June 30, 2011	$ -

The total change in unrealized depreciation included in the statement of operations attributable to Level 3 investments still held at June 30, 2011 was as follows:

Common Stock

Change in unrealized depreciation	$ (7,362)

b)

Federal Income Tax—The Fund qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year ended June 30, 2011, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. As of June 30, 2011, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period or year ended June 30, 2010 and June 30, 2011) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

c)

Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

         ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

d)

Other—Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

e)

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

 (2)

CAPITAL SHARE TRANSACTIONS

At June 30, 2011, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed	Reinvested	Decrease
For the year ended:
June 30, 2011

Shares………………………	608,229	(1,343,319)	636,540	(98,550)
Value……………………….	$ 6,558,755	$ (14,792,942)	$ 6,948,904	$ (1,285,283)

At June 30, 2010, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
June 30, 2010 (1)

Shares………………………	6,492,902	(216,681)	52,408	6,328,629
Value……………………….	$ 64,929,019	$ (2,177,860)	$ 525,652	$ 63,276,811

(1) The Fund commenced operations on May 24, 2010.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

       ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2011, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 40,184,032	$ 46,053,986

There were no government securities purchased or sold during the year.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SMH acts as investment manager to the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.55% of average net assets of the Fund, such fees to be computed daily based upon daily average net assets of the Fund. For the year ended June 30, 2011, management fees of $385,534 were incurred by the Fund, before the waiver and reimbursement described below. As of June 30, 2011, there were no advisory fees payable to the Advisor.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive 100% of its investment advisory fee and reimburse the ordinary operating expenses of the Fund through October 31, 2013. If the Advisor were to charge the Fund for its investment advisor services, the Advisor would be paid a monthly management fee at the annual rate of 0.55% of the average daily net assets of the Fund. However, the Fund is an integral part of one or more “wrap fee” programs sponsored by investment advisors or broker dealers that are not affiliated with the Advisor or the Fund. Participants in these programs pay a “wrap” fee to the sponsor of the program, a portion of which is paid to the Advisor pursuant to one or more agreements between the Advisor and the program sponsors. The Advisor pays expenses incurred by it in connection with acting as the advisor to the Fund, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Advisory Agreement). The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For the year ended
June 30, 2011, the Advisor waived advisory fees of $385,534 and reimbursed expenses of $177,029. As of June 30, 2011, the Advisor owed the Fund $4,969 under the terms of the Expense Limitation Agreement, which was subsequently collected by the Fund in accordance with standard payment policies. The Advisor may recapture $562,563, no later than June 30, 2014, subject to the terms of the Expense Limitation Agreement.

The Trust has entered into an Investment Company Services Agreements (the “Services Agreements”) with Matrix 360 Administration LLC, Inc. (formerly Matrix Capital Group, Inc.) (“Matrix”). Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Trust, the Fund pays an annualized fee equal to 0.15% of average net assets up to $60 million, 0.10% of average daily net assets on the next $40 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses. For the year ended June 30, 2011, service fees including out-of-pocket expenses of $104,558 were incurred for the Fund with $8,744 remaining payable at June 30, 2011.

Pursuant to the Services Agreements, Matrix provides chief compliance officer services to the Fund. For these services Matrix receives a $7,000 per year base fee. For the year ended June 30, 2011, Matrix earned compliance fees of $7,000, with $583 remaining payable at June 30, 2011.

Matrix Capital Group, Inc. acts as Distributor of the Fund’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time. For the year ended
June 30, 2011, Matrix received no commissions from the sale of shares.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

       ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund may pay to the Advisor a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Fund based on average daily net assets of the Fund. The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan. If the Plan is activated, the Advisor may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended June 30, 2011, the Fund did not incur any 12b-1 expenses.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2011 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 64,373,855	$ 2,716,792	$ (1,370,368)	$ 1,346,424

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Net	Undistributed	Undistributed				Total
Unrealized	Ordinary	Capital	Capital Loss		Other Timing	Distributable
Appreciation	Income	Gains	Carry forward		Differences	Earnings
$ 1,346,424	$ 3,241,281	$ 221,853	$ -	`	$ -	$ 4,809,558

The undistributed ordinary income and capital gains shown above differ from corresponding accumulated net investment income and accumulated net realized gain figures reported in the statement of assets and liabilities due to differing book/tax treatment of short-term capital gains.

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. As of June 30, 2011, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Accumulated	Accumulated net
Undistributed	Realized gain
Net Investment	on
Income	investments
$ 85,809	$ (85,809)

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The Fund paid ordinary income distributions of $7,418,557 during the year ended June 30, 2011, and $525,652 during the period ended June 30, 2010.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

       ANNUAL REPORT

(6)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund's financial statements.

(7)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(8)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

the Mutual Fund Series Trust and the Shareholders

of the SMH Representation Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SMH Representation Trust, a series of shares of beneficial interest of the Mutual Fund Series Trust (formerly the Catalyst Funds), as of June 30, 2011, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from May 24, 2010 (commencement of operations) to June 30, 2010.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SMH Representation Trust, as of June 30, 2011, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period from May 24, 2010 (commencement of operations) to June 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2011

SMH REPRENTATION TRUST

        ANNUAL REPORT

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. During the fiscal year ended June 30, 2011, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
SMH Representation Trust	$ 1.157458

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2012 to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their own tax advisors.

SMH REPRESENTATION TRUST

       ANNUAL REPORT

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table. The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-329-4246.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During the Past 5 Years
Independent Trustees
Tobias Caldwell c/o Mutual Fund Series Trust (Formerly known as Catalyst Funds) 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	17	None

Tiberiu Weisz c/o Mutual Fund Series Trust (Formerly known as Catalyst Funds) 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	17	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	17

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006.	17	None

TRUSTEES AND OFFICERS (Unaudited) (continued)
Interested Trustees and Officers (continued)
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During the Past 5 Years
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

* Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund and Catalyst/Groesbeck Growth of Income Fund.

David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007	Senior V.P. of Matrix Capital Group, Inc. since 2/2005.	N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2011.

Name of Trustee[1]	Aggregate Compensation From the SMH Representation Trust Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the SMH Representation Trust Fund Paid to Trustees
Independent Trustees
Tobais Caldwell	$968	Not Applicable	Not Applicable	$968
Tiberiu Weisz	$821	Not Applicable	Not Applicable	$821
Bert Pariser	$821	Not Applicable	Not Applicable	$821
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the seventeen portfolios of the Trust.

Mutual Fund Series Trust

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

ADVISOR

SMH Capital Advisors, Inc.

4800 Overton Plaza

Suite 300

Fort Worth, TX 76109

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH 45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

ITEM 2.

CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2011	2010
Catalyst Value Fund	10,000	10,000
Catalyst Strategic Value	11,000	0
Catalyst/SMH High Income Fund	11,500	11,500
Catalyst/SMH Total Return Income Fund	11,500	11,500
Catalyst/Groesbeck Growth of Income Fund	10,000	10,000
SMH Representation Trust	10,000	7,000
Listed Private Equity Plus Fund	11,000	11,000
AmericaFirst Quantitative Strategies Fund	11,000	11,000
AmericaFirst Absolute Return Fund	11,000	11,000
AmericaFirst Income Trends Fund	11000	0
AmericaFirst Defensive Growth Fund	10,500	0
Day Hagan Tactical Allocation Fund of ETFs	11,000	11,000
Eventide Gilead Fund	10,000	10,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2011	2010
Catalyst Value Fund	2,000	2,000
Catalyst Strategic Value Fund	2,000	0
Catalyst/SMH High Income Fund	2,500	2,500
Catalyst/SMH Total Return Income Fund	2,500	2,500
Catalyst/Groesbeck Growth of Income Fund	2,000	2,000
SMH Representation Trust	2,500	2,500
Listed Private Equity Plus Fund	2,000	2,000
AmericaFirst Quantitative Strategies Fund	2,000	2,000
AmericaFirst Absolute Return Fund	2,500	2,000
AmericaFirst Income Trends Fund	2,500	0
AmericaFirst Defensive Growth Fund	2,000	0
Day Hagan Tactical Allocation Fund of ETFs	2,000	2,000
Eventide Gilead Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2011 and 2010 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2011 and 2010 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Christopher F. Anci	/s/ Christopher F. Anci__________
President,
Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci___________
President
Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley_____________
Treasurer
Date: September 6, 2011